Income Taxes (Schedule of Deferred Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Deferred tax assets, Allowance for loan losses	$ 1,603	$ 2,197
Deferred tax assets, Deferred compensation	775	1,430
Deferred tax assets, Core deposit intangible	232	485
Deferred tax assets, Prepaid expenses	125	267
Deferred tax assets, Pension liability	384	655
Deferred tax assets, Foreclosed real estate valuance allowance	7	19
Deferred tax assets, AMT tax credit carryforward	260	260
Deferred tax assets, Net operating loss carryforward	1,249	2,147
Deferred tax assets, Net unrealized loss on securities	808	2,286
Deferred tax assets, Other	92	310
Total Deferred Tax Assets	5,535	10,056
Deferred tax liabilities, Premises and equipment	210	347
Deferred tax liablities, Deferred loan fees	142	192
Deferred tax liabilities, Net unrealized gain on pension liability	99	171
Deferred tax liabilities, Purchase price adjustment	303	357
Total Deferred Tax Liabilities	754	1,067
Net Deferred Tax Asset	$ 4,781	$ 8,989